ORDINARY SHARE REPURCHASE AND ISSUANCE - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 12, 2014	Mar. 31, 2023	Sep. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity, Class of Treasury stock
Shares repurchased under program				15,699		199,331
Shares repurchased under program on effect of reverse share split				3,925	49,833
Value of shares repurchased				$ 13		$ 374
Repurchase program November 2014
Equity, Class of Treasury stock
Share repurchase program, Authorized amount	$ 40,000
Share repurchase program, Period in force	24 months
Share repurchase program, additional period			2 years
Repurchase program November 2014 | Subsequent Event
Equity, Class of Treasury stock
Share repurchase program, additional period		1 year